26 Accounts Payable Related to Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 612,587	R$ 584,163	R$ 554,954
Accounts payable related to concession, current	73,032	67,858
Accounts payable related to concession, noncurrent	R$ 539,555	516,305
HPP Maua [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Maua
Company	Copel GeT
Grant	Jun. 29, 2007
Signature	Jul. 03, 2007
Closing	07.2042
Discount rate	5.65% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 16,890	16,709
HPP Colider [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Colider
Company	Copel GeT
Grant	Dec. 29, 2010
Signature	Jan. 17, 2011
Closing	01.2046
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 24,353	23,864
HPP Baixo Iguacu [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Baixo Iguacu
Company	Copel GeT
Grant	Jul. 19, 2012
Signature	Aug. 20, 2012
Closing	01.2047
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 7,588	7,412
HPP Derivacao Rio Jordao [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Derivacao Rio Jordao
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Feb. 24, 2014
Closing	02.2019
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 563,756	47
HPP Fundao e HPP Santa Clara [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Fundao e HPP Santa Clara
Company	Elejor
Grant	Oct. 23, 2001
Signature	Oct. 25, 2001
Closing	10.2036
Discount rate	11.00% p.y.
Annual adjustment	IGPM
Accounts payable related to concession		R$ 536,131